Notes and Loans Payable	12 Months Ended
Dec. 31, 2013
Notes and Loans Payable [Abstract]
NOTES AND LOANS PAYABLE
NOTE 5 - NOTES AND LOANS PAYABLE

Convertible Notes Payable
On November 29, 2011, the Company received aggregate proceeds of $400,000 from two individuals ($150,000 of which was from a director of the Company) on notes payable bearing interest at 18%, due on May 29, 2012 and convertible into common stock at the rate of $10.00 per share or an adjusted lower rate determined by reference to a subsequent qualified financing.  As additional consideration, the note holders were issued an aggregate of 8,000 shares of common stock valued at $7.50 per share for an aggregate of $60,000.  The value of the shares issued were recorded as deferred financing costs and were amortized over the six month term of the notes.  There were no unamortized balances at December 31, 2013 and 2012, respectively.  Related amortization expense was $34,000 for the year ended December 31, 2012.

On June 28, 2012, the aggregate principal of $400,000 and the accrued interest of $41,800 on the notes were converted into 44,180 shares of restricted common stock at $10.00 per share, the value of which exceeded the principal and accrued interest by $618,520 on the conversion date.   The amount recorded as interest expense for the year ended December 31, 2012 was $654,123.

Notes Payable to Director
A director loaned the Company $99,500, of which $60,000 was advanced on September 29, 2011 and was evidenced by an unsecured note payable which was due on October 29, 2011 bearing interest at 3%; $10,000 was advanced in October 2011; $10,000 was advanced in December 2011 for direct payment to a vendor and $19,500 of which was advanced in January 2012 for direct payments to vendors.  On June 28, 2012, the principal plus accrued interest on the loans and advances of $1,961 (aggregate of $101,461) were converted into 10,147 shares of common stock at $10.00 per share, the value of which exceeded the principal and accrued interest by $142,046 on the conversion date.  The amount recorded as interest expense for the year ended December 31, 2012 was $143,557.

Note Payable to Shareholders
On May 20, 2010, the Company issued a note for $7,500 bearing interest at 5% in exchange for a shareholder's payment of $7,500 on an open account payable balance. The note was due and payable upon demand.  On September 20, 2012, the aggregate principal and accrued interest were converted into 600 shares of restricted common stock. The amount recorded as interest expense for the year ended December 31, 2012 was $188.

On June 15, 2012, a stockholder loaned the Company $65,000, payable on July 15, 2012 without interest.  The loan was repaid in July 2012.